Net loss per common share - Earnings per share computation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net loss per common share [Abstract]
Net loss for the year	$ (123,846)	$ (64,120)
Weighted average number of ordinary shares outstanding	93,024	84,782
Net loss per common share (expressed in $ per share)	$ (1.33)	$ (0.76)